ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2004	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2005
Organization And Summary Of Significant Accounting Policies [Line Items]
Amortization Period Of Acquisition Costs			27 years 6 months
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		99.75%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest		0.25%
Limited Partners Capital Account, Units Issued		11,777,706	11,777,706	11,777,706
Limited Partners' Contributed Capital				$ 117,777,060
Impairment loss		$ 959,317	$ 6,348,580
Minimum Units Of Limited Partners Beneficial Interest For Sale		250,000
Maximum Units Of Limited Partners Beneficial Interest For Sale		7,000,000
Limited Partners Capital Account Per Units		$ 10
Limited Partners Capital Account Additional Units Registered For Sale	8,500,000
Collectibility Of Receivables [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Deferred Tax Assets, Valuation Allowance		$ 120,000	120,000
Series Forty Seven [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment Loss Of Acquisition Costs			$ 47,842
Limited Partners Capital Account, Units Issued		3,478,334	3,478,334
Impairment loss		$ 0	$ 1,454,844
Series Forty Eight [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment Loss Of Acquisition Costs			$ 54,923
Limited Partners Capital Account, Units Issued		2,299,372	2,299,372
Impairment loss		$ 0	$ 1,384,540
Series Forty Nine [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment Loss Of Acquisition Costs			$ 46,810
Amortization Of Acquisition Cost Remaining Contractual Term			1 year
Amortization Of Deferred Acquisition Costs Year One		$ 120,582
Limited Partners Capital Account, Units Issued		6,000,000	6,000,000
Impairment loss		$ 959,317	$ 3,509,196